Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2025	Jan. 03, 2026	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Ms. Findley(1) (3)	Compensation Actually Paid to Ms. Findley(4)	Summary Compensation Table Total for Ms. Ibach(2)(3)	Compensation Actually Paid to Ms. Ibach(4)	Average Summary Compensation Table Total for Other NEOs(3)(5)	Average Compensatio n Actually Paid to Other NEOs(4)(5)	Value of Initial Fixed $100 Investment Based On:(6)		Net (Loss) Income ($ millions)(7)	Net Sales Growth(8)
							Sleep Number Total Sharehol der Return	S&P 400 Specialty Stores Index Total Shareholde r Return
2025	$6,233,574	$9,350,716	$1,646,266	$(222,340)	$1,318,986	$731,658	$10	$159	$(132.0)	(16.1)%
2024	$—	$—	$6,583,409	$4,658,822	$1,439,510	$1,220,875	$31	$195	$(20.3)	(10.9)%
2023	$—	$—	$6,349,191	$2,797,599	$1,824,602	$1,097,590	$30	$199	$(15.3)	(10.7)%
2022	$—	$—	$6,702,614	$(12,847,068)	$1,592,120	$(1,323,910)	$52	$162	$36.6	(3.2)%
2021	$—	$—	$9,599,571	$15,233,052	$2,028,184	$2,806,197	$154	$173	$153.7	17.7%

Company Selected Measure Name			annual growth in net sales
Named Executive Officers, Footnote	(1) Ms. Findley has served as the Company’s President and CEO since April 7, 2025.
(2) Ms. Ibach role as President and Chief Executive Officer ended on April 6, 2025, but remained in a non-executive management role through May 31,
2025. Ms. Ibach continued to serve as a non-employee strategic consultant to the Company through December 31, 2025.
The average
for 2024 includes Mr. Lee, Ms. Bloomquist, Ms. Barra and Mr. Hellfeld as the other NEOs. The average for 2023 includes Mr. David Callen, Mr.
Krusmark, Mr. Lee, Ms. Bloomquist, Ms. Barra and Mr. Hellfeld as other NEOs. The average for 2022 includes Mr. Callen, Ms. Bloomquist, Ms. Barra
			and Mr. Hellfeld as other NEOs. The average for 2021 includes Mr. Callen, Ms. Bloomquist, Ms. Barra and Mr. Saklad as other NEOs.
PEO Total Compensation Amount				$ 6,583,409	$ 6,349,191	$ 6,702,614	$ 9,599,571
PEO Actually Paid Compensation Amount				4,658,822	2,797,599	(12,847,068)	15,233,052
Adjustment To PEO Compensation, Footnote	The following table is a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the
Summary Compensation Table for the fiscal years 2021, 2022, 2023, 2024 and 2025.

Year	Summary Compensation Table Total	Deduct: Amounts Reported in the Summary Compensation Table for Stock and Option Awards	Add: Value of Awards Granted During the Year, Outstanding and Unvested at Year-end	Add: Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End	Add: Value of Awards Granted and Vested in the Same Year	Add: Change in Value of Awards Granted in Any Prior Year, Vested During the Year	Add: Change in Value of Awards that Failed to Meet Applicable Vesting Conditions During the Year	Estimated Compensation Actually Paid (CAP)(1)
CEO - Ms. Findley
2025	$6,233,574	$(4,104,519)	$7,221,661	$—	$—	$—	$—	$9,350,716
CEO - Ms. Ibach
2025	$1,646,266	$—	$(1,085,678)	$—	$—	$(782,928)	$—	$(222,340)
2024	$6,583,409	$(4,340,130)	$3,287,427	$(794,372)	$—	$(77,512)	$—	$4,658,822
2023	$6,349,191	$(4,609,638)	$1,965,546	$(1,212,687)	$—	$305,187	$—	$2,797,599
2022	$6,702,614	$(5,419,385)	$1,280,493	$(12,212,135)	$—	$(3,198,655)	$—	$(12,847,068)
2021	$9,599,571	$(6,440,343)	$4,245,801	$(1,037,718)	$—	$8,865,741	$—	$15,233,052
Average for Other NEOs
2025	$1,318,986	$(423,958)	$277,170	$(110,559)	$3,855	$(92,129)	$(241,707)	$731,658
2024	$1,439,510	$(567,415)	$534,511	$(165,733)	$—	$(19,998)	$—	$1,220,875
2023	$1,824,602	$(1,081,157)	$483,831	$(165,585)	$—	$35,899	$—	$1,097,590
2022	$1,592,120	$(1,019,287)	$238,188	$(1,773,616)	$—	$(361,315)	$—	$(1,323,910)
2021	$2,028,184	$(1,058,309)	$714,143	$(134,889)	$—	$1,257,068	$—	$2,806,197
(1)  In determining the estimated CAP, stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Performance Stock Unit (PSU) grant date fair values are calculated using the stock price as of date of grant assuming target performance or a Monte Carlo valuation for those awards with a shareholder return modifier. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of each vesting date.
Time-vested Restricted Stock Unit (RSU) grant date fair values are calculated using the stock price as of date of grant or a Monte Carlo valuation for those awards with a shareholder return modifier. Adjustments have been made using the stock price as of year-end and as of each vesting date.

Non-PEO NEO Average Total Compensation Amount			$ 1,318,986	1,439,510	1,824,602	1,592,120	2,028,184
Non-PEO NEO Average Compensation Actually Paid Amount			$ 731,658	1,220,875	1,097,590	(1,323,910)	2,806,197
Adjustment to Non-PEO NEO Compensation Footnote	The following table is a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the
Summary Compensation Table for the fiscal years 2021, 2022, 2023, 2024 and 2025.

Year	Summary Compensation Table Total	Deduct: Amounts Reported in the Summary Compensation Table for Stock and Option Awards	Add: Value of Awards Granted During the Year, Outstanding and Unvested at Year-end	Add: Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End	Add: Value of Awards Granted and Vested in the Same Year	Add: Change in Value of Awards Granted in Any Prior Year, Vested During the Year	Add: Change in Value of Awards that Failed to Meet Applicable Vesting Conditions During the Year	Estimated Compensation Actually Paid (CAP)(1)
CEO - Ms. Findley
2025	$6,233,574	$(4,104,519)	$7,221,661	$—	$—	$—	$—	$9,350,716
CEO - Ms. Ibach
2025	$1,646,266	$—	$(1,085,678)	$—	$—	$(782,928)	$—	$(222,340)
2024	$6,583,409	$(4,340,130)	$3,287,427	$(794,372)	$—	$(77,512)	$—	$4,658,822
2023	$6,349,191	$(4,609,638)	$1,965,546	$(1,212,687)	$—	$305,187	$—	$2,797,599
2022	$6,702,614	$(5,419,385)	$1,280,493	$(12,212,135)	$—	$(3,198,655)	$—	$(12,847,068)
2021	$9,599,571	$(6,440,343)	$4,245,801	$(1,037,718)	$—	$8,865,741	$—	$15,233,052
Average for Other NEOs
2025	$1,318,986	$(423,958)	$277,170	$(110,559)	$3,855	$(92,129)	$(241,707)	$731,658
2024	$1,439,510	$(567,415)	$534,511	$(165,733)	$—	$(19,998)	$—	$1,220,875
2023	$1,824,602	$(1,081,157)	$483,831	$(165,585)	$—	$35,899	$—	$1,097,590
2022	$1,592,120	$(1,019,287)	$238,188	$(1,773,616)	$—	$(361,315)	$—	$(1,323,910)
2021	$2,028,184	$(1,058,309)	$714,143	$(134,889)	$—	$1,257,068	$—	$2,806,197
(1)  In determining the estimated CAP, stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Performance Stock Unit (PSU) grant date fair values are calculated using the stock price as of date of grant assuming target performance or a Monte Carlo valuation for those awards with a shareholder return modifier. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of each vesting date.
Time-vested Restricted Stock Unit (RSU) grant date fair values are calculated using the stock price as of date of grant or a Monte Carlo valuation for those awards with a shareholder return modifier. Adjustments have been made using the stock price as of year-end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount			$ 10	31	30	52	154
Peer Group Total Shareholder Return Amount			159	195	199	162	173
Net Income (Loss)			$ (132,000,000.0)	$ (20,300,000)	$ (15,300,000)	$ 36,600,000	$ 153,700,000
Company Selected Measure Amount			(0.161)	(0.109)	(0.107)	(0.032)	0.177
PEO Name	Ms. Ibach	Ms. Findley		Ms. Ibach	Ms. Ibach	Ms. Ibach	Ms. Ibach
Additional 402(v) Disclosure	The amounts are reported in the Total column of the Summary Compensation Table for the CEO and for an average of the other NEOs for each fiscal year.
This is a calculation of CAP for each fiscal year as determined in accordance with SEC rules. See table below for a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the Summary Compensation Table on page 49.
For the relevant fiscal year, this represents the cumulative Total Shareholder Return (TSR) by measuring what the value of a $100 investment at the start of fiscal 2021 would be at the end of fiscal years 2021, 2022, 2023, 2024 and 2025. The S&P 400 Specialty Store Index TSR is the total return assuming reinvestment of dividends and is included in the Comparative Stock Performance chart reported in our Annual Report on Form 10-K for the fiscal years 2021, 2022, 2023, 2024 and 2025.
This is net income as reported in the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal years 2021, 2022,
2023, 2024 and 2025.
This is the annual growth in net sales as reported in the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal years 2021, 2022, 2023, 2024 and 2025. This is the Company-selected measure for this disclosure.

Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name			NOP Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted ROIC
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name			Share Price
Ms. Findley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,233,574
PEO Actually Paid Compensation Amount			9,350,716
Ms. Ibach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,646,266	$ 6,583,409	$ 6,349,191	$ 6,702,614	$ 9,599,571
PEO Actually Paid Compensation Amount			(222,340)	4,658,822	2,797,599	(12,847,068)	15,233,052
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,340,130)	(4,609,638)	(5,419,385)	(6,440,343)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,287,427	1,965,546	1,280,493	4,245,801
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(794,372)	(1,212,687)	(12,212,135)	(1,037,718)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(77,512)	305,187	(3,198,655)	8,865,741
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Ms. Findley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,104,519)
PEO | Ms. Findley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,221,661
PEO | Ms. Findley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Findley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Findley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Findley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Ibach [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Ibach [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,085,678)
PEO | Ms. Ibach [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Ibach [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Ibach [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(782,928)
PEO | Ms. Ibach [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(423,958)	(567,415)	(1,081,157)	(1,019,287)	(1,058,309)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			277,170	534,511	483,831	238,188	714,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(110,559)	(165,733)	(165,585)	(1,773,616)	(134,889)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,855	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(92,129)	(19,998)	35,899	(361,315)	1,257,068
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (241,707)	$ 0	$ 0	$ 0	$ 0